Notes Related to the Consolidated Statement of Income (Loss) - Summary of Operating Expense - Research and Development Expenses (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of operating expenses [line items]
Depreciation, amortization & provision	€ 1,145	€ 458
Total	33,210	24,145
Research and development expenses [member]
Disclosure of operating expenses [line items]
Consumables	4,154	702
Rental and maintenance	329	423
Services, subcontracting and fees	10,611	9,926
Personnel expenses	7,280	5,525
Depreciation, amortization & provision	290	118
Other	54	58
Total	22,718	16,752
Research and development expenses [member] | R&D [member]
Disclosure of operating expenses [line items]
Consumables	786	446
Rental and maintenance	107	160
Services, subcontracting and fees	1,610	2,502
Personnel expenses	1,623	1,546
Depreciation, amortization & provision	62	30
Other	30	21
Total	4,218	4,705
Research and development expenses [member] | Clinical studies [member]
Disclosure of operating expenses [line items]
Consumables	3,368	256
Rental and maintenance	222	263
Services, subcontracting and fees	9,002	7,424
Personnel expenses	5,657	3,979
Depreciation, amortization & provision	228	88
Other	24	37
Total	€ 18,500	€ 12,047